Income Taxes - Summary of Significant Components of Deferred Tax Assets (Labilities) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Non-current deferred tax assets
Tax losses	¥ 272,940	$ 37,393	¥ 256,410		¥ 203,259
Allowance for doubtful accounts/expected credit losses	25,088	3,437	32,963		29,288
Lease liabilities	34,561	4,735	20,226		18,858
Welfare payables	10,949	1,500	8,990		7,362
Inventory provision	2,270	311	2,304		2,472
Accrued expenses and other liabilities	4,378	600	1,621		1,573
Intangible assets	108	15	2		23
Unrealized loss on long-term investment	1,498	205	410		20
Unrealized profit arising from elimination of inter-company transactions	532	72	69		206
Total deferred tax assets	352,324	48,268	322,995		263,061
Less: valuation allowance	(320,216)	(43,869)	(304,363)	$ (41,698)	(244,691)	¥ (183,445)
Deferred tax assets, net of valuation allowance	32,108	4,399	18,632		18,370
Non-current deferred tax liabilities
Right-of-use assets	(32,108)	(4,399)	(18,632)		(18,370)
Unrealized gain on long-term investment	(292)	(40)	(292)		(292)
Total deferred tax liabilities	(32,400)	(4,439)	(18,924)		(18,662)
Deferred tax liabilities	¥ (292)	$ (40)	¥ (292)		¥ (292)